Business Combinations - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [Line Items]
Merger and related costs		$ (60)	$ (16)
Goodwill		12,198	11,986
Assets relating to equity-accounted investees		409	660
Ruralco Inc [Member]
Disclosure of detailed information about business combination [Line Items]
Goodwill	$ 236
Net assets (consideration for the Merger)	$ 330
Remaining interest in Agrichem acquired	100.00%
Number Of Operating Locations Acquired	250
Other Aquisitions [Member]
Disclosure of detailed information about business combination [Line Items]
Goodwill		$ 133	$ 341
Number of retail locations acquired		43	68
Net assets (consideration for the Merger)		$ 233	$ 581
Assets relating to equity-accounted investees			$ 100